Current Assets - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Categories Of Current Financial Assets [Abstract]
Cash at bank and in hand	$ 11,853,883	$ 15,538,510
Short-term deposits	32,777,410	102,654,667
Total cash and cash equivalents	$ 44,631,293	$ 118,193,177	$ 42,650,858	$ 15,121,820